Stock appreciation rights (SARs)	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock appreciation rights (SARs)
9.	Stock appreciation rights (SARs)

As at March 31, 2019, ASC had granted 2,550,762
stock appreciation rights (SARs) (inclusive of
5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan. Under a SAR award, the grantee is entitled to receive the appreciation of a share of ASC’s common stock following the grant of the award. Each SAR provides for a payment of an amount equal to the excess, if any, of the fair market value of a share of ASC’s common stock at the time of exercise of the SAR over the per share exercise price of the SAR, multiplied by the number of shares for which the SAR is then exercised. Payment under the SAR will be made in the form of shares of ASC’s common stock, based on the fair market value of a share of ASC’s common stock at the time of exercise of the SAR.

On April 4, 2018 ASC cancelled the 1,078,125 SARs awarded on August 1, 2013 (the IPO SARs), which had a per share exercise price significantly in excess of the current fair market value of a share of ASC’s common stock and replaced the IPO SARs with new awards of 1,719,733 SARs (the New SARs) that will vest in three equal tranches. The New SARs have a contractual term of seven years and provide for certain dividend equivalent rights. The New SARs were valued using the Black Scholes model.

On March 7, 2019 ASC granted 560,000 SARs that will vest in three equal tranches. The SARs were valued using the Black Scholes model.

The SAR awards granted prior to the 2018 award contained a market condition whereby, in no event will the appreciation per share for any portion of the SAR award be deemed to exceed four times (i.e. 400%) the per share exercise price of the SAR. The market condition does not apply after July 31, 2016. The SAR awards with a market condition were valued by applying a model based on the Monte Carlo simulation. The model inputs were the grant price, dividend yield based on the initial intended dividend set out by the Company, a risk-free rate of return equal to the zero-coupon U.S. Treasury bill commensurate with the contractual terms of the SARs and expected volatility based on the average of the most recent historical volatilities in the Company’s peer group. Both the Monte-Carlo simulation and Black-Scholes model rely on the same underlying financial theory.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
Grant Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk- free rate of Return	Expected Volatility	Weighted Average Fair Value @ grant date	Average Expected Exercise Life	Valuation Method
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs	Monte Carlo
01-Sep-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs	Monte Carlo
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs	Monte Carlo
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 - 5.0 yrs	Monte Carlo
04-Apr-18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black Scholes
07-Mar-19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black Scholes

The cost of each tranche of SARs is being recognized by the Company on a straight-line basis. The recognition of share-based compensation costs related to the tranches that vested before July 31, 2016 would have been accelerated if the market condition had been met and the requisite service period had been completed. The Company’s policy for issuing shares upon the exercise, if any, of the SARs is to register and issue new common s hares to the grantee.
Changes in the
SARs for the period ended March 31, 2019 are set forth below:

	No. of Units	Weighted average exercise price
Balance as at January 1, 2019	1,984,983	$7.72
SARs granted during the three months ended March 31, 2019	560,000	$5.10
Balance as at March 31, 2019 (none of which are exercisable or convertible)	2,544,983	$7.15

The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2019	1,496,171
2020	1,262,129
2021	373,333
2022	62,222
3,193,855